Supplemental Condensed Combining Information (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Operating Activities:
Net Income	$ 280,576	$ 297,575	$ 527,926	$ 557,658
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization			336,126	315,154
Change in deferred taxes, net			692	(529)
Stock Option Compensation Expense			(1,403)	12,777
Dividend income from equity method investees			28,737	14,751
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net			(93,529)	(62,574)
Inventories, net			(180,098)	(34,265)
Prepaid expenses, other current and non-current assets			(66,742)	22,735
Accounts payable, accrued expenses and other current and non-current liabilities			(7,651)	(9,009)
Income tax payable			1,818	12,801
Net cash provided by (used in) operating activities			561,607	840,537
Investing Activities:
Purchases of property, plant and equipment			(419,259)	(333,642)
Proceeds from sale of property, plant and equipment			4,291	14,796
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			(434,697)	(101,809)
Proceeds from divestitures			3,310	17,824
Net cash (used in) provided by investing activities			(846,355)	(402,831)
Financing Activities:
Increase (decrease) of accounts receivable securitization program			72,000	23,000
Proceeds from exercise of stock options			40,753	36,142
Distributions to noncontrolling interests				117,855
Contributions from noncontrolling interests			25,323	27,157
Net cash (used in) provided by financing activities			247,370	(524,121)
Effect of exchange rate changes on cash and cash equivalents			(861)	(15,768)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			(38,239)	(102,183)
Cash and cash equivalents at beginning of period	682,777		682,777	688,040
Cash and cash equivalents at end of period	644,538		644,538
Issuers [Member] | FMC US Finance [Member]
Operating Activities:
Net Income			2,188	2,177
Changes in assets and liabilities, net of amounts from businesses acquired:
Accounts receivable from/payable to related parties			(406)	410
Accounts payable, accrued expenses and other current and non-current liabilities			0	0
Income tax payable			(1,707)	520
Net cash provided by (used in) operating activities			75	2,287
Financing Activities:
Long-term debt and capital lease obligations, net			(75)	(2,287)
Net cash (used in) provided by financing activities			(75)	(2,287)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			0	0
Cash and cash equivalents at beginning of period				1
Cash and cash equivalents at end of period	0	1	0	1
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Operating Activities:
Net Income			439,104	488,023
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions			(315,283)	(331,592)
Depreciation and amortization			340	330
Change in deferred taxes, net			(10,662)	(19,248)
(Gain) loss on sale of fixed assets and investments				(12)
Write-off of loans from related parties			54,541
Stock Option Compensation Expense			(1,403)	12,777
Cash outflow from hedging				4,028
Dividend income from equity method investees			(43,411)	(22,691)
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets			34,643	10,768
Accounts receivable from/payable to related parties			(169,605)	(286,966)
Accounts payable, accrued expenses and other current and non-current liabilities			17,335	10,171
Income tax payable			4,497	729
Net cash provided by (used in) operating activities			96,918	477,575
Investing Activities:
Purchases of property, plant and equipment			37	45
Proceeds from sale of property, plant and equipment				17
Disbursements of loans to related parties			(194,357)	(45,738)
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			197,807	23,076
Net cash (used in) provided by investing activities			(392,201)	22,634
Financing Activities:
Short-term borrowings, net			226,862	4
Long-term debt and capital lease obligations, net			351,059
Proceeds from exercise of stock options			(37,604)	(32,210)
Payment of dividends [N]			317,903
Net cash (used in) provided by financing activities			297,622	(494,220)
Effect of exchange rate changes on cash and cash equivalents			259	(1,135)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			2,598	4,854
Cash and cash equivalents at beginning of period			13	78
Cash and cash equivalents at end of period	2,611	4,932	2,611	4,932
Guarantors [Member] | D GmbH [Member]
Operating Activities:
Net Income			3,145	(5,310)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization			26,497	24,691
Change in deferred taxes, net			411	3,651
(Gain) loss on sale of fixed assets and investments			(107)	(153)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net			(3,245)	(11,574)
Inventories, net			(29,910)	(24,736)
Prepaid expenses, other current and non-current assets			(14,866)	(17,389)
Accounts receivable from/payable to related parties			218,846	(68,660)
Accounts payable, accrued expenses and other current and non-current liabilities			41,603	38,199
Net cash provided by (used in) operating activities			242,374	76,039
Investing Activities:
Purchases of property, plant and equipment			43,687	39,394
Proceeds from sale of property, plant and equipment			(188)
Disbursements of loans to related parties				271
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			11,372	1,943
Net cash (used in) provided by investing activities			(54,871)	(41,066)
Financing Activities:
Short-term borrowings, net			(183,906)	(34,873)
Net cash (used in) provided by financing activities			(183,906)	(34,873)
Effect of exchange rate changes on cash and cash equivalents			(54)	(6)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			3,543	94
Cash and cash equivalents at beginning of period			4,490	501
Cash and cash equivalents at end of period	8,033	595	8,033	595
Guarantors [Member] | FMCH [Member]
Operating Activities:
Net Income			334,029	357,133
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions			(374,253)	(432,819)
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets			(21,933)	40,202
Accounts receivable from/payable to related parties			28,110	(57,847)
Accounts payable, accrued expenses and other current and non-current liabilities			(57)	106
Income tax payable			(26,207)	(49,312)
Net cash provided by (used in) operating activities			(60,311)	(26,843)
Investing Activities:
Disbursements of loans to related parties			101,745	(28,419)
Net cash (used in) provided by investing activities			101,745	28,419
Financing Activities:
Long-term debt and capital lease obligations, net			(41,434)	1,697,512
Capital (decrease) increase				0
Net cash (used in) provided by financing activities			(41,434)	(1,576)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			0
Non Guarantor Subsidiaries [Member]
Operating Activities:
Net Income			495,553	559,265
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization			327,154	305,236
Change in deferred taxes, net			19,178	24,404
(Gain) loss on sale of fixed assets and investments			1,651	(6,089)
Dividend income from equity method investees			14,674	7,940
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net			(90,574)	(51,000)
Inventories, net			(181,345)	(29,542)
Prepaid expenses, other current and non-current assets			(59,782)	(39,431)
Accounts receivable from/payable to related parties			(75,880)	462,322
Accounts payable, accrued expenses and other current and non-current liabilities			(65,393)	(53,631)
Income tax payable			16,137	35,551
Net cash provided by (used in) operating activities			372,025	324,163
Investing Activities:
Purchases of property, plant and equipment			394,161	311,089
Proceeds from sale of property, plant and equipment			(4,103)	14,508
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			434,570	100,883
Proceeds from divestitures			(3,310)	17,824
Net cash (used in) provided by investing activities			(821,318)	(379,640)
Financing Activities:
Short-term borrowings, net			145,323	35,808
Long-term debt and capital lease obligations, net			119,027	(1,736,452)
Increase (decrease) of accounts receivable securitization program			72,000	(23,000)
Proceeds from exercise of stock options			(3,149)	(3,932)
Capital (decrease) increase			(142,957)	0
Distributions to noncontrolling interests			97,047	(682,564)
Contributions from noncontrolling interests			25,323
Net cash (used in) provided by financing activities			410,732	(65,585)
Effect of exchange rate changes on cash and cash equivalents			(1,066)	(14,627)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			(39,627)	(135,689)
Cash and cash equivalents at beginning of period			672,206	686,457
Cash and cash equivalents at end of period	632,579	550,768	632,579	550,768
Combining Adjustment [Member]
Operating Activities:
Net Income			(746,093)	(843,630)
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions			689,536	714,749
Depreciation and amortization			(17,865)	(15,103)
Change in deferred taxes, net			(8,235)	(9,336)
Write-off of loans from related parties			(54,541)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net			290
Inventories, net			31,157	20,013
Prepaid expenses, other current and non-current assets			(4,804)	28,585
Accounts receivable from/payable to related parties			13,122	(70,579)
Accounts payable, accrued expenses and other current and non-current liabilities			(1,139)	(3,854)
Income tax payable			9,098	25,313
Net cash provided by (used in) operating activities			(89,474)	(12,684)
Investing Activities:
Purchases of property, plant and equipment			(18,626)	(16,886)
Disbursements of loans to related parties			92,612	74,157
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			(209,052)	(24,093)
Proceeds from divestitures				0
Net cash (used in) provided by investing activities			320,290	(33,178)
Financing Activities:
Long-term debt and capital lease obligations, net			(92,612)	74,157
Capital (decrease) increase			142,957	0
Net cash (used in) provided by financing activities			(235,569)	74,420
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			(4,753)	28,558
Cash and cash equivalents at beginning of period			6,068	1,003
Cash and cash equivalents at end of period	$ 1,315	$ 29,561	$ 1,315	$ 29,561